RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	$ 8,626	$ 2,852
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party transaction, amount	1,710	727
Golden Ocean Group Limited
Related Party Transaction [Line Items]
Related party transaction, amount	3,448	3,587
Flex LNG Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	510	1,478
Seatankers Management Norge AS
Related Party Transaction [Line Items]
Related party transaction, amount	0	(938)
Seadrill Limited
Related Party Transaction [Line Items]
Related party transaction, amount	239	139
Archer Limited
Related Party Transaction [Line Items]
Related party transaction, amount	193	149
Deep Sea Supply Plc
Related Party Transaction [Line Items]
Related party transaction, amount	25	8
North Atlantic Drilling Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	0	19
Northern Drilling Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	58	63
Avance Gas Holdings Ltd
Related Party Transaction [Line Items]
Related party transaction, amount	$ 87	$ 0